Non-Redeemable Convertible Notes (Narrative) (Details1) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 13, 2018	May 10, 2018	Apr. 12, 2018	Jan. 08, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Value of principal and interest portion of debt converted into shares								$ 41,360	$ 237,616	$ 237,618
Gain (loss) on debt settlement						$ (131,679)	$ (1,904,700)	$ (1,128,259)	$ (2,229,100)	$ (3,488,400)
Common Stock [Member]
Debt Instrument [Line Items]
No of shares of common stock issued in conversion of debt									73	73
Non-Redeemable Convertible Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
No of shares of common stock issued in conversion of debt								18,200
Gain (loss) on debt settlement								$ (1,129,180)
Non-Redeemable Convertible Notes [Member] | Side Letter Agreement With The Cellular Connection Ltd. [Member]
Debt Instrument [Line Items]
Debt description					On January 8, 2018, the Company entered into a Side Letter Agreement (“Note”) with The Cellular Connection Ltd., to amend and add certain terms to unsecured, non-interest bearing, due on demand notes payable totaling $14,930 issued by the Company during the period of June 2014 and December 2017.
Debt carrying value	$ 20,596				$ 14,930	20,596		20,596		$ 17,916
Debt issue price					14,930
Debt face value	$ 21,499				$ 17,916	21,499		21,499		17,916
Debt maturity date	Dec. 31, 2021				Dec. 31, 2018
Debt conversion price per share					$ 0.0001
Debt instrument collateral					The Note allows for the lender to secure a portion of the Company assets up to 200% of the face value of the Note.
Debt payment terms					If the Note is not paid on the maturity date, the outstanding face amount of the Note shall increase by 20% on January 1, 2022. The outstanding face value of the Note shall increase by another 20% on January 1, 2023 and again on each one year anniversary of the Note until the Note has been paid in full.
Interest expense						903	767	2,680	$ 2,219
Unamortized discount	$ 903					903		903		0
Non-Redeemable Convertible Notes [Member] | Side Letter Agreement With Stuart Turk [Member]
Debt Instrument [Line Items]
Debt description					On January 8, 2018, the Company entered into a Side Letter Agreement (“Note”) with Stuart Turk, to amend and add certain terms to unsecured, non-interest bearing, due on demand notes payable totaling $244,065 issued by the Company during the period of July 2014 and December 2017.
Debt carrying value	336,690				$ 244,065	336,690		336,690		292,879
Debt issue price					244,065
Debt face value	$ 351,454				$ 292,878	351,454		351,454		292,879
Debt maturity date	Dec. 31, 2021				Dec. 31, 2018
Debt conversion price per share					$ 0.0001
Debt instrument collateral					The Note allows for the lender to secure a portion of the Company assets up to 200% of the face value of the Note.
Debt payment terms					If the Note is not paid on the maturity date, the outstanding face amount of the Note shall increase by 20% on January 1, 2022. The outstanding face value of the Note shall increase by another 20% on January 1, 2023 and again on each one year anniversary of the Note until the Note has been paid in full.
Interest expense						14,764	12,544	43,811	36,269
Unamortized discount	$ 14,764					14,764		14,764		0
Non-Redeemable Convertible Notes [Member] | Side Letter Agreement With Jordan Turk [Member]
Debt Instrument [Line Items]
Debt description				On April 12, 2018, the Company entered into a Side Letter Agreement (“Note”) with Jordan Turk to amend and add certain terms to unsecured, non-interest bearing, due on demand notes payable totaling $45,000 issued by the Company during the period of March 19, 2018 to April 12, 2018.
Debt carrying value	61,478			$ 45,000		61,478		61,478		54,000
Debt issue price				45,000
Debt face value	64,200			$ 54,000		64,200		64,200		54,000
Debt maturity date				Dec. 31, 2018
Debt conversion price per share				$ 0.10
Debt instrument collateral				he Note allows for the lender to secure a portion of the Company assets up to 200% of the face value of the Note.
Debt payment terms				If the Note is not paid on the maturity date, the outstanding face amount of the Note shall increase by 20% on January 1, 2019. The outstanding face value of the Note shall increase by another 20% on January 1, 2020 and again on each one year anniversary of the Note until the Note has been paid in full.
Interest expense						2,722	3,149	8,078	5,851
Unamortized discount	2,722					2,722		2,722		0
Non-Redeemable Convertible Notes [Member] | Side Letter Agreement With Jordan Turk [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Value of principal and interest portion of debt converted into shares								$ 600
No of shares of common stock issued in conversion of debt								6,000
Gain (loss) on debt settlement								$ (36,600)
Non-Redeemable Convertible Notes [Member] | Side Letter Agreement With Jordan Turk [Member]
Debt Instrument [Line Items]
Debt description			On May 10, 2018, the Company entered into a Side Letter Agreement (“Note”) with Jordan Turk to amend and add certain terms to unsecured, non-interest bearing, due on demand notes payable totaling $35,000 issued by the Company on May 9, 2018.
Debt carrying value	48,283		$ 35,000			48,283		48,283		42,000
Debt issue price			35,000
Debt face value	$ 50,400		$ 42,000			50,400		50,400		42,000
Debt maturity date	Dec. 31, 2021		Dec. 31, 2018
Debt conversion price per share			$ 0.0001
Debt instrument collateral			The Note allows for the lender to secure a portion of the Company assets up to 200% of the face value of the Note.
Debt payment terms			If the Note is not paid on the maturity date, the outstanding face amount of the Note shall increase by 20% on January 1, 2022. The outstanding face value of the Note shall increase by another 20% on January 1, 2023 and again on each one year anniversary of the Note until the Note has been paid in full.
Interest expense						6,283	2,741	2,117	4,259
Unamortized discount	$ 2,117					2,117		2,117		0
Non-Redeemable Convertible Notes [Member] | Side Letter Agreement With Jordan Turk [Member]
Debt Instrument [Line Items]
Debt description		On September 13, 2018, the Company entered into a Side Letter Agreement (“Note”) with Jordan Turk to amend and add certain terms to unsecured, non-interest bearing, due on demand notes payable totaling $40,000 issued by the Company during the period of July 10 to September 13, 2018.
Debt carrying value	55,180	$ 40,000				55,180		55,180		48,000
Debt issue price		40,000
Debt face value	$ 57,600	$ 48,000				57,600		57,600		48,000
Debt maturity date	Dec. 31, 2021	Dec. 31, 2018
Debt conversion price per share		$ 0.0001
Debt instrument collateral		The Note allows for the lender to secure a portion of the Company assets up to 200% of the face value of the Note.
Debt payment terms		If the Note is not paid on the maturity date, the outstanding face amount of the Note shall increase by 20% on January 1, 2022. The outstanding face value of the Note shall increase by another 20% on January 1, 2023 and again on each one year anniversary of the Note until the Note has been paid in full.
Interest expense						2,420	$ 1,248	7,180	$ 1,248
Unamortized discount	$ 2,420					$ 2,420		$ 2,420		$ 0